SUBSEQUENT EVENTS	9 Months Ended	11 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 10. SUBSEQUENT EVENTS
Management has evaluated subsequent events and transactions that occurred after the condensed consolidated balance sheet date up to the date that the condensed consolidated financial statements were issued. Based upon this review, other than those subsequent events described below, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements.
On October 27, 2022, the Company drew $215,000 from the Sponsor Working Capital Loan with the Sponsor.
As further described in Note 5, on November 9, 2022, the Company entered into Purchase Agreements and completed the private sale of an aggregate of 115,000 Placement Units at a purchase price of $10.00 per Placement Unit in a private placement and deposited $1,150,000 into the Company’s Trust account for its public stockholders, representing $0.10 per public share, allowing the Company to extend the period of time it has to consummate its initial business combination by three months from November 11, 2022 to February 13, 2023. The Purchase Agreements and related agreements are further described in the Company’s Current Report on Form
8-K
filed with the SEC on November 10, 2022.

Note 10 – Subsequent Events
Management has evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements was issued. Based upon this review, other than those subsequent events described below, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the financial statements.
On March 17, 2022, the Company entered into an Agreement and Plan of Merger (the “
Merger Agreement
”), by and among Pono, Pono Merger Sub, Inc., a Delaware corporation and wholly-owned subsidiary of Pono (“
Merger Sub
”), Benuvia, Inc., a Delaware corporation (“
Benuvia
”), Mehana Equity, LLC, in its capacity as Purchaser Representative, and Shannon Soqui, in his capacity as Seller Representative.
Pursuant to the Merger Agreement, at the closing of the transactions contemplated by the Merger Agreement (the “
Closing
”), Merger Sub will merge with and into Benuvia, with Benuvia continuing as the surviving corporation (the “
Surviving Corporation
”).
As consideration for the Merger, the holders of Benuvia securities collectively shall be entitled to receive from us, in the aggregate, a number of our securities with an aggregate value equal to (the “
Merger Consideration
”) (a) Four Hundred Million U.S. Dollars ($400,000,000) minus (b) the amount by which the aggregate amount of any outstanding indebtedness (minus cash held by Benuvia) of Benuvia at Closing (the “
Closing Net Indebtedness
”) exceeds Forty Million Dollars ($40,000,000), and minus (c) the value of the options of Benuvia held by employees and consultants that are vested at the Closing that are assumed by us (“
Vested Options
”), with each Benuvia stockholder receiving, for each share of Benuvia common stock held, a number of shares of our common stock equal to (i) the Per Share Price, divided by (ii) $10.00 (the total portion of the Merger Consideration amount payable to all Benuvia Stockholders in accordance with the Merger Agreement is also referred to herein as the “
Stockholder Merger Consideration
”)
The Merger Consideration otherwise payable to Benuvia stockholders is subject to the withholding of two escrows: (i) a number of shares of our common stock equal to five percent (5.0%) of the Merger Consideration to be placed in escrow for post-closing adjustments (if any) to the Merger Consideration and (ii) a number of shares mutually agreeable between Benuvia and us not to exceed twenty percent (20.0%) of the Merger Consideration (the “
Price Protection Escrow Amount
”) to be held for downside protection for
non-redeeming
stockholders following Closing.

The Merger Consideration is subject to adjustment after the Closing based on confirmed amounts of the Closing Net Indebtedness of Benuvia as of the Closing Date. If the adjustment is a negative adjustment in favor of us, the escrow agent shall distribute to us a number of shares of our common stock with a value equal to the absolute value of the adjustment amount. If the adjustment is a positive adjustment in favor of Benuvia, we will issue to the Benuvia stockholders an additional number of shares of our common stock with a value equal to the adjustment amount.
The Business Combination Agreement and related agreements are further described in our Current Report on Form
8-K
filed with the SEC on March 18, 2022.